Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Apr. 01, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Goodwill And Other Intangible Assets [Line Items]
Gross goodwill	$ 1,521		$ 1,521	$ 1,500
Accumulated goodwill impairment losses	536		536	536
Amortization expense for finite-lived intangible assets	$ 16	$ 16	$ 67	$ 70	$ 58
Finite-lived intangible asset, useful life			14 years